DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Due To Related Parties
DUE TO RELATED PARTIES

NOTE 21 — DUE TO RELATED PARTIES

Loans from related parties as of December 31, 2024 and 2023 consist of the following:

	As of December 31,
	2024	2023
Other loans payable to related parties, current	4,001,091	4,907,181
Other loans payable to related parties, non-current	1,789	1,820
Total loans payable to related parties	$4,002,880	$4,909,001

The loan payable to the pre-acquisition owners of Revealed Films of $1,126,000 (2023: $870,000) is non-interest bearing and is due to the operational funding by the owner of $563,000 (2023:$435,000) by Jeff Hays and $563,000 (2023:$435,000) by Patrick Gentempo in accordance with the acquisition agreement to continue the operations of Revealed Films and to assist with financing the company. The nature of the loan is cash advances and repaid in 2024.

Education Angels was funded by an entity owned by the CEO and Director, Angela Stead during the year 2023 for $63,184 for short term working capital requirements. The loan was repaid during the year 2024.

The Company pays fees to Entrepreneurs Institute Australia Pty Ltd (“EIA”), an Australian company controlled and ultimately owned by Roger Hamilton and Sandra Morrell, directors of the Group. The company has been liquidated in the year 2023. The total in 2024 was Nil (2023: $117,790) as the Company was closed during the year. The sole purpose of the entity was to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. EIA on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

The Company pays fees to GeniusU Web Services India Pvt Ltd (“GU India”), an Indian company controlled and ultimately owned by Suraj Naik, an employee of the Group, and a family member of Suraj Naik. The total in 2024 was $260,596 (2023: $288,937). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. GU India on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

The loan payable to Roger Hamilton is for a loan agreement entered on October 16, 2023 with its CEO, Roger James Hamilton, to provide it with up to $4 million as an interest free loan, and to be converted into equity in the Company as ordinary shares and upon the same terms at the next qualified financing round. Roger Hamilton has loaned the Company $2.7 million under this agreement. The Company made the repayment of loan by converting $1.45 million to the Ordinary shares of the Company and repaying $1.15 million in cash. The outstanding balance under the CEO loan is $0.04 million as of December 31, 2024 ($2.1 million in 2023).

The Company has payable outstanding of Nil (2023: $491,950) as of December 31, 2024 to the related entity, Entrepreneur Resorts Limited which was spun off in September 2023.